Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit before income tax
Net effect from recognition of deferred net revenues	$ 22,231	$ 8,391	$ (100,953)
Depreciation and amortization	(6,276)	(6,901)	(2,540)
Finance income	5,248	1,868	79
Finance expenses	(4,047)	(2,191)	(3,220)
Share-based payments expense	(2,032)	(3,751)	(3,761)
Share listing expense			(125,438)
NASDAQ related non-recurring expenses			(3,811)
Impairment loss on trade receivables and loans receivable	(5,919)	(29,987)	(102)
Change in fair value of share warrant obligation and other financial instruments	10,946	2,767	10,080
Impairment loss on Intangible assets		(547)
Goodwill and investments in equity accounted associates impairment		(62,828)
Share of loss of equity-accounted associates	(515)	(10,121)
Other operating income	2,053	1,327
Profit/(loss) before income tax	49,994	11,170	(116,317)
Operating segments
Profit before income tax
Segment management EBITDA	28,305	113,143	113,349
Nexters Global Ltd
Profit before income tax
Segment management EBITDA	43,975	138,647	113,349
Nexters Global Ltd | Operating segments
Profit before income tax
Segment management EBITDA	43,975	138,647	$ 113,349
All other segments
Profit before income tax
Segment management EBITDA	(15,670)	(25,504)
All other segments | Operating segments
Profit before income tax
Segment management EBITDA	$ (15,670)	$ (25,504)